Cover	Sep. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2026
Entity File Number	1-9961
Entity Registrant Name	TOYOTA MOTOR CREDIT CORPORATION
Entity Central Index Key	0000834071
Entity Tax Identification Number	95-3775816
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	6565 Headquarters Drive
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	469
Local Phone Number	486-9300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Medium-Term Notes, Series B Stated Maturity Date January 11, 2028
Trading Symbol	TM/28
Security Exchange Name	NYSE
Entity Emerging Growth Company	false